LONG TERM LOANS (Schedule of Maturities on Long Term Loans) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Long-term Debt, by Current and Noncurrent [Abstract]
2021	$ 1,477
2022	1,428
2023	864
2024	864
2025 and after	333
Total	$ 4,966